Non-current assets held for sale and liabilities associated with non-current assets held for sale - Schedule of non-current assets classified as held for sale (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	€ 28,997	€ 32,087
Other assets	11,167	8,559
Total Assets associated with non-current assets held for sale	68,710	4,002
Total Liabilities associated with non-current assets held for sale	59,361	0
Assets and liabilities classified as held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Other assets	12	14
Total Assets associated with non-current assets held for sale	68,710	4,002
Total Liabilities associated with non-current assets held for sale	59,361	0
Assets and liabilities classified as held for sale | Caceis
Assets And Liabilities Classified As Held For Sale [Line Items]
Total Assets associated with non-current assets held for sale	0	1,137
Assets and liabilities classified as held for sale | Foreclosed assets
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	2,583	2,621
Assets and liabilities classified as held for sale | Other tangible assets held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	219	230
Assets and liabilities classified as held for sale | Spain | Foreclosed assets
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	1,860	1,896
Assets and liabilities classified as held for sale | Santander Bank Polska
Assets And Liabilities Classified As Held For Sale [Line Items]
Total Assets associated with non-current assets held for sale	65,896	0
Total Liabilities associated with non-current assets held for sale	€ 59,361	€ 0